Share-based payments - Share options and awards (Details) £ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2021 GBP (£) shares £ / shares	Dec. 31, 2020 GBP (£) shares £ / shares	Dec. 31, 2019 shares
Deferred Share Value Plan / Share Value Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per award granted in year | £	£ 1.63	£ 1.04
Weighted average share price at exercise/ release during year | £ / shares	£ 1.76	£ 1.24
Weighted average remaining contractual life in years	1 year 1 month 24 days	1 year
Number of options/ awards outstanding (000s)	370,505	370,006	297,149
Others
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options/ awards outstanding (000s)	47,480	53,767	37,481
Others | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per award granted in year | £	£ 0.64	£ 0.24
Weighted average share price at exercise/ release during year | £ / shares	£ 1.76	£ 1.19
Weighted average remaining contractual life in years	0 years	0 years
Others | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per award granted in year | £	£ 1.81	£ 1.24
Weighted average share price at exercise/ release during year | £ / shares	£ 1.92	£ 1.67
Weighted average remaining contractual life in years	3 years	4 years